Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 40,567,696
Less - Current portion	(4,830,316)	$ (1,654,891)	$ (164,668)
Long-term borrowings (Note 16.a)	4,481,792	6,232,858	5,196,240
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	9,312,108	7,887,749	5,360,908
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	184,762	211,754	225,119
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	8,616	9,874	10,498
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			1,965,724
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			1,965,724
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	202,722	387,230	576,338
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,013,610	580,845	$ 617,505
Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,613,329	1,849,023
Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,613,329	1,849,023
Unsecured Loan With GAP On November 7, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,500,000
Unsecured Loan With GAP On December 9, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,500,000	$ 1,500,000
Unsecured Loan With GAP On January 10, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,000,000
Unsecured Loan With GAP On September 27, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	675,740
Unsecured Loan With GAP On November 7, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 1,500,000